Streaming transactions (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2023	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received					$ 800.0	$ 900.0	$ 1,900.0
Streaming liability		$ 144.0	$ 370.0
Gold Streaming [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Payments to suppliers for goods and services	$ 8.5
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Mining income				$ 690.0